Document and Entity Information Document	Apr. 30, 2020
Cover page.
Document Type	8-K
Document Period End Date	Apr. 30, 2020
Entity Registrant Name	DUNKIN’ BRANDS GROUP, INC.
Entity Central Index Key	0001357204
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity File Number	001-35258
Entity Tax Identification Number	20-4145825
Entity Address, Address Line One	130 Royall Street
Entity Address, City or Town	Canton
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02021
City Area Code	781
Local Phone Number	737-3000
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	DNKN
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false